Leases (Tables)	6 Months Ended
Jun. 30, 2025
Leases [Abstract]
Schedule of Balance Sheet Information Related to Operating Leases

Balance sheet information related to the Company’s operating leases:

	As of June 30, 2025 (Unaudited)	As of December 31, 2024
Right-of-used assets	$80,156	$49,356
Lease liabilities – current	$72,246	$8,422
Lease liabilities – non-current	9,187	43,972
Total lease liabilities	$81,433	$52,394

The weighted-average remaining lease term and the weighted-average discount rate of leases are as follows:

	Six Months Ended June 30,
	2025	2024
	(Unaudited)	(Unaudited)
Weighted average remaining lease term (years)	1.22	5.24
Weighted average discount rate	5%	5%

Schedule of Future Leases Payments

The following table summarizes the future leases payments as of June 30, 2025:

Twelve Months Ending June 30,
2026	$73,999
2027	7,733
2028	1,642
Total undiscounted lease payments	83,374
Less: Imputed interest	(1,941)
Total lease liabilities	$81,433